Derivative assets and liabilties (Netting table) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 362	$ 448
Derivative Liability, Fair Value, Gross Liability	(666)	(526)
Derivative Asset, Fair Value, Amount Offset Against Collateral	(4)	(17)
Derivative Liability, Fair Value, Amount Offset Against Collateral	4	17
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(338)	(309)
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	338	309
Derivative Asset, Fair Value, Net	20	122
Derivative Liability, Fair Value, Net	(324)	(200)
Without offsetting agreements [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	(194)	(176)
OTC Contracts [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	24	57
Derivative Liability, Fair Value, Gross Liability	(52)	(41)
Broker cleared derivative contracts [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	338	391
Derivative Liability, Fair Value, Gross Liability	(420)	(309)
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	362	410
Derivative Liability, Fair Value, Gross Liability	$ (662)	$ (523)